[COVER PAGE]

April 30, 1997

                                    PHOENIX

                               SEMIANNUAL REPORT


                                                            Phoenix Multi-Sector
                                                            Short Term Bond Fund


[LOGO] PHOENIX
       DUFF & PHELPS

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

INVESTOR PROFILE

     Phoenix Multi-Sector Short Term Bond Fund is designed for moderately risk-averse investors seeking current income consistent with preservation of capital.


INVESTMENT ADVISER'S REPORT

     For the six months ended April 30, 1997, Phoenix Multi-Sector Short Term Bond Fund outperformed its benchmark, the Merrill Lynch Medium Quality Corporate Short-term Bond Index.* Class A shares provided a total return of 4.66% and Class B shares returned 4.41% compared to 2.71% for the benchmark over the same period. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Interest rate volatility has become more pronounced over the last few months, with the trend clearly being upward. Long-term rates have risen in response to the stronger-than-expected economic growth in recent months.

     Bond market returns have varied significantly by sector. Currently, traditional bond sectors appear overvalued, while less traditional sectors offer the best value. Fund performance benefited from our focus on identifying sectors we consider inefficiently priced at recent levels.

     As spreads tightened, we replaced our corporate high-yield holdings with emerging-market debt instruments. Very attractive valuation levels exist in Argentina, Brazil and Russia. The Fund's second largest weighting is in commercial mortgages. Positive real estate market fundamentals and a growing institutional investor base have created good values in this sector relative to other areas of the market. As of April 30, the portfolio had an expected duration of 2.44 years and an average credit quality of "BBB."


OUTLOOK

     Looking to the next six months, the wide dispersion among sector returns that was evident in 1996 and early 1997 is likely to continue. Sector selection remains critical, in our opinion. We expect to maintain the portfolio's overweighted positions in the emerging markets and commercial mortgage sectors because of their above-average return potential.

     Our emphasis in the emerging-markets area is on countries that are reforming their political systems towards democracy from socialism and moving their economies toward capitalism from central planning. Argentina, Brazil and Russia continue to have very attractive valuation levels.

     High current yields on commercial mortgage-backed securities coupled with limited supply, the prospect for upgrades of selected deals and a growing investor base support their continued attractiveness. We will continue to focus on investment-grade issues with multiple-property collateral to take advantage of near-term opportunities.





*The Merrill Lynch Medium Quality Corporate Short-term Index is an unmanaged but commonly used index that tracks the returns of 376 (as of April 30, 1997) corporate issues rated "BBB" and "A" by Standard & Poor's, with maturities from one to three years. The Index's performance does not reflect sales charges.

Phoenix Multi-Sector Short Term Bond Fund
--------------------------------------------------------------------------------

                          INVESTMENTS AT APRIL 30, 1997
                                   (Unaudited)

                                       MOODY'S    PAR
                                        BOND     VALUE
                                       RATING    (000)        VALUE
                                       -------   -------    ----------
U.S. GOVERNMENT AND AGENCY SECURITIES--5.8%
U.S. Treasury Notes--5.0%
 U.S. Treasury Inflation Index
    Notes 3.375%, '07 (d) ............ Aaa         $ 500   $   495,121
 U.S. Treasury Notes WI
    6.375%, '00 (h) .................. Aaa         1,000       997,920
                                                          ------------
                                                             1,493,041
                                                          ------------
Agency Non Mortgage-Backed Securities--0.8%
 Overseas Private Investment
    6.58 %, '01  ..................... NR            250       246,275
                                                          ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
 (Identified cost $1,741,608) ...........................    1,739,316
                                                          ------------
NON-CONVERTIBLE BONDS--51.5%
Airlines--0.5%
 AMR Corp. Notes 7.75%, '97  ......... Baa           155       156,431
                                                          ------------
Asset-Backed Securities--10.4%
 Airplanes Pass Through
    Trust 1D 10.875%, '19 ............ Ba            250       276,390
 Banc One Auto Trust 95-A,
    CTFS 7.25%, '01 .................. A             500       506,370
 Case Equipment Loan Trust
    6.45%, '02  ...................... A             500       492,422
 Countrywide Funding Corp.
    93-12, B3 6.625%, '24 ............ Baa           122       120,120
 First Sierra Receivables
    96-2, A 6.29%, '04 ............... Aaa           250       247,861
 Fleetwood Credit Corp.
    96-A, B 6.95%, '11    ............ A             228       227,342
 Ford Credit Auto Owner
    Trust 96-B, 6.55%, '02   ......... A             250       248,320
 Green Tree Financial Corp.
    96-1, A2 5.85%, '27   ............ Aaa           250       241,758
 Standard Credit Card Master
    Trust 93-1, B 5.50%, '98           A             265       265,278
 Team Fleet Financing Corp.
    96-1, B 144A 7.10%, '02
    (b) (g)   ........................ BBB(c)        500       491,250
                                                          ------------
                                                             3,117,111
                                                          ------------
Auto & Truck Parts--1.7%
 Titan Wheel International,
    Inc. 8.75%, '07 (g)   ............ B             500       501,250
                                                          ------------
Banks--3.9%
 Banponce Finance Corp.
    5.48%, '98  ...................... A             375       369,041
 NationsBank Capital Trust
    III 6.366%, '27 (d)   ............ A             300       292,377
 Wachovia Capital Trust II
    6.316%, '27 (d) .................. Aa            500       488,750
                                                          ------------
                                                             1,150,168
                                                          ------------

                                       MOODY'S    PAR
                                        BOND     VALUE
                                       RATING    (000)      VALUE
                                       --------  -------  ------------
Building & Materials--0.9%
 Neenah Corp. 144A
    11.125%, '07 (b)   ............... BB-(c)      $ 250   $   258,750
                                                          ------------
Entertainment, Leisure & Gaming--0.5%
 Time Warner, Inc. 6.46%,
    '00 (d)   ........................ BBB-(c)       162       162,405
                                                          ------------
Hospital Management & Services--1.3%
 Tenet Healthcare Corp. Sr.
    Note 9.625%, '02   ............... Ba            375       398,437
                                                          ------------
Metals & Mining--0.8%
 USX Corp. Sr. Note 6.375%,
    '98 .............................. Baa           250       249,812
                                                          ------------
Non-Agency Mortgage-Backed Securities--25.3%
 Bear Stearns Mortgage
    Securities, Inc. 95-1, 2B3
    144A 7.40%, '10 (b)   ............ NR            299       267,049
 Criimi Mae Trust I 96-C1,
    A2 144A 7.56%, '33 (b)   ......... BBB(c)        400       392,375
 G.E. Capital Mortgage Service
    94-26, B2 7.03%, '09  ............ Baa           266       257,340
 Kidder Peabody Acceptance
    Corp. 94-C2, D 7.18%, '05 ........ BBB(c)        350       345,734
 Lehman Structured
    Securities Corp. 96-1, E1
    7.995%, '26  ..................... BBB(c)        291       294,843
 Merrill Lynch Mortgage, Inc.
    95-C2, C 7.79%, '21   ............ A             322       324,810
 Oregon Commercial Mortgage,
    Inc. 95-1, B 144A 7.35%,
    '23 (b)   ........................ AA(c)         500       499,766
 Prudential Home Mortgage
    Securities, 93-L, 3B2
    144A 6.641%, '23 (b)  ............ NR            250       242,266
 Residential Asset
    Securitization Trust
    96-A8, A1 8%, '26  ............... AAA(c)        434       437,538
 Residential Funding
    Mortgage Securities I
    93-S29, M3 7%, '08 ............... BBB(c)        561       544,531
 Resolution Trust Corp.
    92-CHF, B 7.15%, '20  ............ AA(c)         403       403,477
 Resolution Trust Corp.
    92-C3, B 9.05%, '23   ............ AA(c)         156       158,904
 Resolution Trust Corp.
    93-C3, A4 6.55%, '24  ............ Aaa            27        27,248
 Resolution Trust Corp.
    93-C1, B 8.75%, '24   ............ Aa            500       499,219
 Resolution Trust Corp.
    93-C2, B 7.75%, '25   ............ AA(c)         250       252,113


                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund
--------------------------------------------------------------------------------


                                     MOODY'S     PAR
                                     BOND       VALUE
                                     RATING     (000)        VALUE
                                     -------    -------    ----------
Non-Agency Mortgage-Backed Securities--continued
 Resolution Trust Corp.
    94-C1, C 8%, '26 ............... A(c)        $  500   $   506,641
 Resolution Trust Corp. 95-1,
    C2 7.50%, '28 .................. A              264       263,163
 Resolution Trust Corp. 95-2,
    B2 7.009%, '29   ............... Baa            252       246,812
 Resolution Trust Corp. 95-2,
    M1 7.15%, '29    ............... Aa             355       351,792
 Resolution Trust Corp. 95-2,
    C1 7.45%, '29 .................. Baa            384       381,809
 Salomon Brothers Mortgage
    Securities VII 93-C1, A1
    6.47%, '23   ................... Aa              23        23,118
 Structured Asset Securities
    Corp. 95-C1, D 7.375%,
    '24  ........................... BBB(c)         500       493,281
 Structured Asset Securities
    Corp. 96-C3, C 144A
    7.375%, '30 (b)  ............... BBB(c)         350       346,719
                                                         ------------
                                                            7,560,548
                                                         ------------
Oil--1.2  %
 Lomak Petroleum, Inc.
    8.75%, '07   ................... B              375       358,125
                                                         ------------
Oil Service & Equipment--0.9%
 Noble Drilling Corp.
    9.125%, '06 (g)  ............... Ba             250       265,938
                                                         ------------
Paper & Forest Products--2.0%
 Buckeye Cellulose Corp.
    8.50%, '05   ................... Ba             225       220,500
 Stone Container Corp.
    9.875%, '01   .................. B              400       379,000
                                                         ------------
                                                              599,500
                                                         ------------
Publishing, Broadcasting, Printing & Cable--1.7%
 Tele-Communications, Inc.
    7.375%, '00 (g)  ............... BBB(c)         500       500,470
                                                         ------------
Utility-Electric--0.4  %
 Coso Funding Corp. 144A
    7.99%, '97 (b)  ................ Baa            129       129,883
                                                         ------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $15,410,136)  ........................   15,408,828
                                                         ------------
FOREIGN GOVERNMENT SECURITIES--23.1%
Argentina--5.9%
 Republic of Argentina Bearer
    FRB 6.75%, '05 (d)  ............ BB(c)        1,358     1,247,662
 Republic of Argentina Bocon
    Pro1, M1, PIK interest
    capitalization, 3.238%,
    '07 (d)    ..................... BBB-(c)        693       518,055
                                                         ------------
                                                            1,765,717
                                                         ------------

                                     MOODY'S     PAR
                                       BOND     VALUE
                                      RATING    (000)      VALUE
                                     --------- -------- -------------
Brazil--4.1%
 Republic of Brazil DCB-L
    Euro 6.938%, '12 (d)   ......... BB-(c)      $1,525   $ 1,216,188
                                                         ------------
Colombia--1.7%
 Republic of Colombia Euro
    9%, '97 ........................ Baa            500       500,105
                                                         ------------
Croatia--1.6%
 Croatia Series B 6.50%,
    '06 (d) ........................ Baa            482       472,257
                                                         ------------
Ecuador--0.5%
 Ecuador Bearer PDI Euro,
    PIK interest capitalization,
    6.438%, '15 (d)  ............... NR             269       162,420
                                                         ------------
Mexico--2.7%
 United Mexican States 144A
    7.625%, '01 (b) (d)    ......... Baa            350       354,550
 United Mexican States
    Discount A 6.867%, '19
    (d) (e) ........................ Ba             500       443,125
                                                         ------------
                                                              797,675
                                                         ------------
Morocco--0.7%
 Morocco R&C Agreement
    Series A 6.375%, '09 (d) ....... NR             250       220,000
                                                         ------------
Peru--0.5%
 Peru PDI 144A 4%, '17
    (b) (d) ........................ NR             250       150,000
                                                         ------------
Poland--2.5%
 Poland Discount Euro
    6.938%, '24 (d)  ............... Baa            775       753,687
                                                         ------------
Venezuela--2.9%
 Republic of Venezuela DCB
    Euro 6.50%, '07 (d)    ......... Ba             750       662,344
 Venezuela-FLIRB A 6.75%,
    '07 (d) ........................ Ba             238       213,839
                                                         ------------
                                                              876,183
                                                         ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $6,896,702)  ..........................   6,914,232
                                                         ------------
FOREIGN NON-CONVERTIBLE BONDS--7.0%
Colombia--0.9%
 Financiera Energ Nacional
    9%, '99 ........................ BBB-(c)        250       259,688
                                                         ------------
Indonesia--0.8%
 Asia Pulp & Paper Co.
    Yankee 144A 12%, '04
    (b) (d) ........................ B              250       235,000
                                                         ------------
Mexico--2.6%
 Banco Nacional de Mexico
    144A 7.57%, '00 (b) ............ NR             500       491,953


                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------


                            MOODY'S    PAR
                            BOND      VALUE
                            RATING    (000)      VALUE
                            --------- ------- ------------

Mexico--continued
 Grupo Elektra SA DE CV
    12.75%, '01   .........   B(c)      $ 250  $  272,187
                                               -----------
                                                  764,140
                                               -----------
Russia--2.7%
 Vnescheconombank Loans
    Yankee (f)    .........   NR        1,000     812,500
                                               -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $2,072,371)  ...............  2,071,328
                                               -----------
MUNICIPAL BONDS--4.1%
 Chicago O'Hare Taxable
    Revenue 6.47%, '00 (g).   Aaa         150     149,300
 New York State Dormitory
    Authority Revenue
    Taxable 6.45%, '99 (g).   Baa         400     398,476
 Orange County Pension
    Taxable A 6.16%, '98      Aaa         500     498,755
 University of Miami
    Exchange Revenue A
    Taxable 5.95%, '98 (g)    Aaa         185     184,073
                                               -----------
TOTAL MUNICIPAL BONDS
 (Identified cost $1,231,676)  ...............  1,230,604
                                               -----------


                                              SHARES        VALUE
                                              --------  -------------

PREFERRED STOCKS--4.1%
 REITS--4.1%
 Marquette Real Estate Fund Step-down
     Pfd. 144A 13.701% (b)   ...............    500      $   491,880
 Home Ownership Funding 2 Step-down
     Pfd. 144A 13.338% (b)   ...............    750          734,982
                                                         ------------
TOTAL PREFERRED STOCKS
 (Identified cost $1,243,510) ........................     1,226,862
                                                         ------------
TOTAL LONG-TERM INVESTMENTS--95.6%
 (Identified cost $28,596,003)   .....................    28,591,170
                                                         ------------

                                STANDARD      PAR
                                & POOR'S     VALUE
                                RATING       (000)
                                -----------  -----
SHORT-TERM OBLIGATIONS--5.6%
Commercial Paper--5.6%
 AT&T Corp. 5.52%, 5-1-97 ..... A-1+          1,200        1,200,000
 Corporate Asset Funding
    Corp. 5.60%, 5-1-97  ...... A-1+            475          475,000
                                                         ------------
                                                           1,675,000
                                                         ------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $1,675,000) ........................     1,675,000
                                                         ------------
TOTAL INVESTMENTS--101.2%
 (Identified cost $30,271,003)   .....................    30,266,170(a)
 Cash and receivables, less liabilities--(1.2%)  .....      (373,544)
                                                         ------------
NET ASSETS--100.0%   .................................   $29,892,626
                                                         ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $228,496 and gross depreciation of $240,977 for income tax purposes. At April 30, 1997, the aggregate cost of securities for federal income tax purposes was $30,278,651.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities amounted to a value of $5,086,423 or 17.0% of net assets.
(c) As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Rights incorporated as a unit.
(f) Non-income producing.
(g) Segregated as collateral.
(h) When issued.


                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES

                                 APRIL 30, 1997
                                  (Unaudited)



Assets
Investment securities at value
  (Identified cost $30,271,003)                   $30,266,170
Receivables
 Interest and dividends                               315,549
 Investment securities sold                         1,736,007
 Receivable from adviser                                2,544
 Fund shares sold                                      96,021
Deferred organization expense                           3,341
                                                  -----------
  Total assets                                     32,419,632
                                                  -----------
Liabilities
Payables
 Investment securities purchased                    2,365,471
 Fund shares repurchased                               60,088
 Income distribution payable                           31,000
 Distribution fee                                       9,270
 Financial agent fee                                    6,740
 Transfer agent fee                                     6,736
 Trustees' fee                                          4,074
Accrued expenses                                       43,627
                                                  -----------
  Total liabilities                                 2,527,006
                                                  -----------
Net Assets                                        $29,892,626
                                                  ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest  $29,531,156
Undistributed net investment loss                     (24,357)
Accumulated net realized gain                         390,660
Net unrealized depreciation                            (4,833)
                                                  -----------
Net Assets                                        $29,892,626
                                                  ===========
Class A
Shares of beneficial interest outstanding,
  $0.01 par value, unlimited authorization
  (Net Assets $21,605,516)                          4,351,385
Net asset value per share                               $4.97
Offering price per share
  $4.97/(1-2.25%)                                       $5.08
Class B
Shares of beneficial interest outstanding,
  $0.01 par value, unlimited authorization
  (Net Assets $8,287,110)                           1,668,674
Net asset value and offering price per share            $4.97

                            STATEMENT OF OPERATIONS

                        SIX MONTHS ENDED APRIL 30, 1997
                                  (Unaudited)



Investment Income
Interest                                                     $  951,864
Dividends                                                         9,829
                                                             ----------
  Total investment income                                       961,693
                                                             ----------
Expenses
Investment advisory fee                                          68,834
Distribution fee--Class A                                        22,154
Distribution fee--Class B                                        27,404
Financial agent fee                                              28,082
Transfer agent                                                   27,028
Professional                                                     23,058
Registration                                                     17,998
Printing                                                         10,748
Custodian                                                        10,350
Amortization of deferred organization expense                     8,556
Trustees                                                          5,354
Miscellaneous                                                     6,166
                                                             ----------
  Total expenses                                                255,732
  Less expense borne by investment adviser                     (112,310)
                                                             ----------
  Net expenses                                                  143,422
                                                             ----------
Net investment income                                           818,271
                                                             ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                 432,129
Net change in unrealized appreciation (depreciation) on
  investments                                                  (218,813)
                                                             ----------
Net gain on investments                                         213,316
                                                             ----------
Net increase in net assets resulting from
  operations                                                 $1,031,587
                                                             ==========


                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                        Six Months
                                                                                           Ended
                                                                                       April 30, 1997       Year Ended
                                                                                        (Unaudited)       October 31, 1996
                                                                                       ----------------   -----------------
     From Operations
      Net investment income                                                              $   818,271        $ 1,057,251
      Net realized gain                                                                      432,129            475,148
      Net change in unrealized appreciation (depreciation)                                  (218,813)            68,949
                                                                                         -----------        -----------
      Increase in net assets resulting from operations                                     1,031,587          1,601,348
                                                                                         -----------        -----------
     From Distributions to Shareholders
      Net investment income--Class A                                                        (597,252)          (737,150)
      Net investment income--Class B                                                        (229,219)          (311,273)
                                                                                         -----------        -----------
      Decrease in net assets resulting from distributions to shareholders                   (826,471)        (1,048,423)
                                                                                         -----------        -----------
     From Share Transactions
     Class A
      Proceeds from sales of shares (2,508,036 and 1,883,600 shares, respectively)        12,482,097          9,085,891
      Net asset value of shares issued from reinvestment of distributions
       (103,097 and 119,182 shares, respectively)                                            513,387            573,651
      Cost of shares repurchased (1,051,913 and 1,171,859 shares, respectively)           (5,225,382)        (5,645,597)
                                                                                         -----------        -----------
     Total                                                                                 7,770,102          4,013,945
                                                                                         -----------        -----------
     Class B
      Proceeds from sales of shares (562,066 and 439,768 shares, respectively)             2,791,646          2,129,724
      Net asset value of shares issued from reinvestment of distributions
       (32,335 and 42,139 shares, respectively)                                              161,032            202,745
      Cost of shares repurchased (136,588 and 253,126 shares, respectively)                 (680,388)        (1,216,818)
                                                                                         -----------        -----------
     Total                                                                                 2,272,290          1,115,651
                                                                                         -----------        -----------
      Increase in net assets from share transactions                                      10,042,392          5,129,596
                                                                                         -----------        -----------
      Net increase in net assets                                                          10,247,508          5,682,521
     Net Assets
      Beginning of period                                                                 19,645,118         13,962,597
                                                                                         -----------        -----------
      End of period (including undistributed net investment loss and distributions in excess of net investment income of ($24,357) and
       ($16,157), respectively)                                                          $29,892,626        $19,645,118
                                                                                         ===========        ===========


                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

    (Selected data for a share outstanding throughout the indicated period)


                                                                             Class A
                                           ----------------------------------------------------------------------------
                                             Six Months
                                                Ended
                                               4/30/97                        Year Ended October 31,
                                             (Unaudited)        1996           1995           1994           1993
                                           ---------------- -------------- -------------- -------------- --------------
Net asset value, beginning of period        $    4.91        $   4.74       $   4.61       $   4.91       $   4.83
Income from investment operations
 Net investment income                           0.17(2)         0.33(2)        0.33(2)        0.29(2)        0.32(2)
 Net realized and unrealized gain (loss)         0.06            0.17           0.13          (0.26)          0.08
                                            ---------        ---------      ---------      ---------      ---------
  Total from investment operations               0.23            0.50           0.46           0.03           0.40
                                            ---------        ---------      ---------      ---------      ---------
Less distributions
 Dividends from net investment income           (0.17)          (0.33)         (0.33)         (0.29)         (0.32)
 Dividends from net realized gains                 --              --             --          (0.03)            --
 Tax return of capital                             --              --             --          (0.01)            --
                                            ---------        ---------      ---------      ---------      ---------
  Total distributions                           (0.17)          (0.33)         (0.33)         (0.33)         (0.32)
                                            ---------        ---------      ---------      ---------      ---------
Change in net asset value                        0.06            0.17           0.13          (0.30)          0.08
                                            ---------        ---------      ---------      ---------      ---------
Net asset value, end of period              $    4.97        $   4.91       $   4.74       $   4.61       $   4.91
                                            =========        =========      =========      =========      =========
Total return(1)                                  4.66%(5)       10.91%         10.27%          0.40%          8.49%
Ratios/supplemental data:
Net assets, end of period (thousands)       $  21,606        $ 13,702       $  9,303       $  9,371       $  6,829
Ratio to average net assets of:
 Operating expenses                              1.00%(4)        1.00%          1.00%          1.00%          1.00%
 Net investment income                           6.67%(4)        6.88%          7.07%          5.99%          6.39%
Portfolio turnover                                120%(5)         232%           344%           121%           128%



                                               From
                                             Inception
                                             7/6/92 to
                                             10/31/92
                                           --------------
Net asset value, beginning of period       $    4.89
Income from investment operations
 Net investment income                          0.08(2)
 Net realized and unrealized gain (loss)       (0.06)
                                           ---------
  Total from investment operations              0.02
                                           ---------
Less distributions
 Dividends from net investment income          (0.08)
 Dividends from net realized gains                --
 Tax return of capital                            --
                                           ---------
  Total distributions                          (0.08)
                                           ---------
Change in net asset value                      (0.06)
                                           ---------
Net asset value, end of period             $    4.83
                                           =========
Total return(1)                                 0.40%(5)
Ratios/supplemental data:
Net assets, end of period (thousands)      $   6,531
Ratio to average net assets of:
 Operating expenses                             1.00%(4)
 Net investment income                          5.79%(4)
Portfolio turnover                                 6%(4)


                                                                             Class B
                                           ----------------------------------------------------------------------------
                                             Six Months
                                                Ended
                                               4/30/97                        Year Ended October 31,
                                             (Unaudited)        1996           1995           1994           1993
                                           ---------------- -------------- -------------- -------------- --------------
Net asset value, beginning of period        $    4.91        $   4.74       $   4.61       $   4.91       $   4.83
Income from investment operations
 Net investment income                           0.15(3)         0.31(3)        0.30(3)        0.27(3)        0.30(3)
 Net realized and unrealized gain (loss)         0.06            0.17           0.13          (0.26)          0.08
                                            ---------        ---------      ---------      ---------      ---------
  Total from investment operations               0.21            0.48           0.43           0.01           0.38
                                            ---------        ---------      ---------      ---------      ---------
Less distributions
 Dividends from net investment income           (0.15)          (0.31)         (0.30)         (0.27)         (0.30)
 Dividends from net realized gains                 --              --             --          (0.03)            --
 Tax return of capital                             --              --             --          (0.01)            --
                                            ---------        ---------      ---------      ---------      ---------
  Total distributions                           (0.15)          (0.31)         (0.30)         (0.31)         (0.30)
                                            ---------        ---------      ---------      ---------      ---------
Change in net asset value                        0.06            0.17           0.13          (0.30)          0.08
                                            ---------        ---------      ---------      ---------      ---------
Net asset value, end of period              $    4.97        $   4.91       $   4.74       $   4.61       $   4.91
                                            =========        =========      =========      =========      =========
Total return(1)                                  4.41%(5)       10.36%          9.71%         (0.03)%         8.02%
Ratios/supplemental data:
Net assets, end of period (thousands)       $   8,287        $  5,943       $  4,659       $  6,418       $  3,968
Ratio to average net assets of:
 Operating expenses                              1.50%(4)        1.50%          1.50%          1.45%          1.45%
 Net investment income                           6.22%(4)        6.38%          6.59%          5.74%          5.79%
Portfolio turnover                                120%(5)         232%           344%           121%           128%



                                               From
                                             Inception
                                             7/6/92 to
                                             10/31/92
                                           --------------
Net asset value, beginning of period       $    4.89
Income from investment operations
 Net investment income                          0.07(3)
 Net realized and unrealized gain (loss)       (0.06)
                                           ---------
  Total from investment operations              0.01
                                           ---------
Less distributions
 Dividends from net investment income          (0.07)
 Dividends from net realized gains                --
 Tax return of capital                            --
                                           ---------
  Total distributions                          (0.07)
                                           ---------
Change in net asset value                      (0.06)
                                           ---------
Net asset value, end of period             $    4.83
                                           =========
Total return(1)                                 0.20%(5)
Ratios/supplemental data:
Net assets, end of period (thousands)      $   1,357
Ratio to average net assets of:
 Operating expenses                             1.45%(4)
 Net investment income                          5.30%(4)
Portfolio turnover                                 6%(4)

(1) Maximum sales charges are not included in total return calculation.
(2) Includes reimbursement of operating expenses by investment adviser of $0.02, $0.06, $0.08, $0.08, $0.09 and $0.14, respectively.
(3) Includes reimbursement of operating expenses by investment adviser of $0.02, $0.06, $0.08, $0.08, $0.09 and $0.21, respectively.
(4) Annualized
(5) Not annualized

                       See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Multi-Sector Short Term Bond Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 2.25%. Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Organization expense:

     In 1992 the Fund incurred organizational expenses in the amount of $82,967. The Fund has deferred these expenses and is amortizing such expenses on a straight line basis over five years from the date of commencement of operations.

G. When-Issued and delayed delivery transactions:

     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

H. Credit risk:

     In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (Unaudited) (Continued)

the income they generate, as well as a fund's ability to repatriate such amounts.

I. Loan agreements:

     The Fund may invest in direct debt instruments which are interests in amounts owned by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has agreed to assume expenses of the Fund in excess of 1.00% and 1.50% of the average aggregate daily net asset value of Class A and Class B shares, respectively. For the six months ended April 30, 1997, the Adviser has reimbursed the Fund $112,310 for such expenses.

     As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $2,237 for Class A shares and deferred sales charges of $5,658 for Class B shares for the six months ended April 30, 1997. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 0.75% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 1997, $29,602 was earned by the Distributor and $19,956 was earned by unaffiliated participants.

     As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.03% of the average daily net assets of the Fund through December 31, 1996, and starting on January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended April 30, 1997, transfer agent fees were $27,028 of which PEPCO retained $494 which is net of the fees paid to State Street.

     At April 30, 1997, PHL and affiliates held 27,150 Class A shares of the Fund with a value of $134,938.

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 1997, aggregated $38,751,298 and $29,012,383, including $10,205,392 and $8,437,148, respectively, of U.S. Government and agency securities.

4. CAPITAL LOSS CARRYFORWARDS

     At October 31, 1996, the Fund had capital loss carryforwards aggregating $36,672 available to offset future gains and expiring in 2003.




This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
101 Munson Street
Greenfield, Massachusetts 01301

Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
David L. Albrycht, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

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PO Box 2200
Enfield CT 06083-2200


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